Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2021
Discontinued Operations [Abstract]
Discontinued Operations
Below are presented summarized the unaudited interim operating results of the discontinued operations for the six months ended June 30, 2021 and 2020, as well as the balance sheet information on the Company's discontinued operations as of June 30, 2021 and December 31, 2020:

	June 30, 2021	June 30, 2020
Items constituting net income from discontinued operations
Time-charter revenues	$-	$3,900
Voyage expenses	-	(172)
Vessels' operating expenses	-	(1,874)
Depreciation and amortization of deferred charges	-	(85)
Management fees	-	(101)
Impairment losses	-	(339)
Loss on vessels' sale	-	(27)
Other income	400	-
Foreign currency gains	-	1
Net income from discontinued operations	400	1,303

Carrying amounts of major classes of assets of discontinued operations	June 30, 2021	December 31, 2020
Cash and cash equivalents	$14	$13
Accounts receivable, trade	36	110
Prepaid expenses and other assets	29	105
Total major classes of current assets of discontinued operations	79	228
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	129	207
Accrued liabilities	60	109
Total major classes of current liabilities of discontinued operations	189	316